DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	$ (2,107)	$ (339)
Gain (Loss) Reclassified from Accumulated OCI into Earnings	60,849	52,004	43,938
Reclassified from Accumulated OCI into Earnings
Effect of derivative instruments on earnings
Gain (Loss) Reclassified from Accumulated OCI into Earnings	(1,446)	243
Foreign currency forward contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(1,144)	222
Foreign currency forward contracts | Reclassified from Accumulated OCI into Earnings
Effect of derivative instruments on earnings
Gain (Loss) Reclassified from Accumulated OCI into Earnings	(460)	427
Commodity futures contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(963)	(526)
Commodity futures contracts | Reclassified from Accumulated OCI into Earnings
Effect of derivative instruments on earnings
Gain (Loss) Reclassified from Accumulated OCI into Earnings	(986)	(149)
Commodity option contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI		(35)
Commodity option contracts | Reclassified from Accumulated OCI into Earnings
Effect of derivative instruments on earnings
Gain (Loss) Reclassified from Accumulated OCI into Earnings		(35)
Commodity option and future contracts
Effect of derivative instruments on earnings
Recognized earnings related to mark-to-market accounting	$ (42)	$ 62